Borrowings (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Borrowings
Year End Balance - Total Bank	$ 93,392	$ 50,000
Year End Balance - Total Company	49,486	49,486
Bank
Borrowings
Year End Balance - Total Bank	92,900
FHLB advances | Bank
Borrowings
2016	0	8,000
2017	40,900	5,000
2018	27,000	22,000
2019	10,000	4,000
2020	11,000	$ 11,000
2021	$ 4,000
2016 (as a percent)		0.67%
2017 (as a percent)	0.90%	1.07%
2018 (as a percent)	1.80%	1.93%
2019 (as a percent)	1.50%	1.79%
2020 (as a percent)	1.95%	1.95%
2021 (as a percent)	1.71%
Other Borrowings
Borrowings
2017	$ 492	$ 0
2017 (as a percent)	1.05%
Subordinated notes due 2034
Borrowings
Year End Balance - Total Company	$ 25,774	$ 25,774
Year End Weighted Rate (as a percent)	3.69%	3.23%
Subordinated notes due 2035
Borrowings
Year End Balance - Total Company	$ 23,712	$ 23,712
Year End Weighted Rate (as a percent)	2.82%	2.36%